UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                      AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Black Holocaust Inc.
Registrant Exact Name as Specified in Charter

1610 Charlotte Dr., Little Rock, AR, 72204
Address of Principal Executive Offices

(501) 563-3094
Registrant's Telephone Number, including Area Code

BNY Mellon 225 Liberty St. New York, NY 10286
Name and  Address of Agent for Service

05/15/2017
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b)


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund ( certifies that it meets all of the requirements for effectivenessof this registration statement under rule 485 (b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Little Rock, and State of Arkansas, on the 9th day of May, 2017.

      Black Holocaust Inc.
        Fund

By  Dedrick Logan                 Founder/President
        Signature                                    Title

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Dedrick Logan     Founder/Pres     05/10/2107
Signature                    Title                          Date